NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS NOT YET ADOPTED (Tables)	12 Months Ended
Jun. 30, 2020
New standards amendments to standards and interpretations [abstract]
Impact of the adoption of IFRS 16 on the Group's financial statements
Amounts in R million	2020
Operating lease commitments at June 30, 2019	37.6
Operating lease commitments at July 1, 2019 discounted using the weighted average incremental borrowing rate at July 1, 2019	(6.7)
Operating lease commitments recognised as lease liabilities on the statement of financial position at July 1, 2019 (not previously recognised)	30.9
Finance lease liabilities previously recognised under IAS 17 at June 30, 2019	11.0
Total lease liabilities recognised at July 1, 2019	41.9